Income Taxes - Summary of Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Adjustments due to permanent differences		$ 2,228	$ 103
Translation differences	(168)	(605)	(15)
Reduction in income tax benefit resulting from a change in valuation allowance		2,230	3,719
Income tax expense (benefit)	2,827	1,261	(1,240)
Effective tax rate	16.00%	63.00%	7.00%
Norwegian Ordinary Tax Regime [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax expense (benefit)	111	562	(4,922)
Norwegian Tonnage Tax Regime [Member]
Income Tax Rate Reconciliation [Line Items]
Income tax expense (benefit)	188
Adjustments for amounts not taxable under tonnage tax regime		(3,154)	(125)
Entrance tax into the Norwegian tonnage tax regime	$ 2,696